As filed with the Securities and Exchange Commission on January 6, 2011.

Registration No. 333-168813

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.
[XX] Post-Effective Amendment No. __1__

PRINCIPAL FUNDS, INC.
f/k/a Principal Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

650 8th Street, Des Moines, Iowa 50392-2080
(Address of Registrant's Principal Executive Offices)

515-248-3842
(Registrant's Telephone Number, Including Area Code)

Michael D. Roughton
Counsel, Principal Funds, Inc.
711 High Street
Des Moines, Iowa 50392-2080
(Name and Address of Agent for Service)

Copies of all communications to:
John W. Blouch
Dykema Gossett PLLC
1300 I Street, N.W.
Washington, D.C. 20005-3353
202-906-8714; 202-906-8669 (Fax)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: R-1, R-2, R-3, R-4, R-5, and Institutional Class Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f)
under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

This Post-Effective Amendment No. 1 to the Registration Statement of Principal Funds, Inc. (the "Fund") on
Form N-14 (File No. 333-168813) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Fund's definitive combined information statement/prospectus and statement of additional information as filed on
September 13, 2010. This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of
Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI,
Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the
Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus:
provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the
Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Unless otherwise stated, all filing references are to File No. 33-59474

(1)	a.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-05-
000254)
	c.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-05-
000263)
	d.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
	e.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
	f.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-
000060)
	g.	Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No. 0000898745-09-
000489)
	h.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No. 0001126871-02-
000036)
	i.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-03-000031)
	j.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No. 0000870786-03-
000169)
	k.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No. 0000870786-03-
000169)
	l.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No. 0000870786-03-
000169)
	m.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-03-
000202)
	n.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-04-
000033)
	o.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-000163)
	p.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No. 0000870786-04-
000207)
	q.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-
000242)
	r.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-04-
000242)
	s.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-05-
000065)
	t.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-
000194)
	u.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-05-
000194)
	v.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-05-
000254)
	w.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement
No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
	x.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-07-
000011)
	y.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-07-
000086)
	z.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-07-
000152)
	aa.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-07-
000184)

	bb.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No. 0000950137-08-
002501
	cc.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No. 0000950137-08-
006512)
	dd.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No. 0000009713-08-
000060)
	ee.	Articles Supplementary dated 09/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.A.4 on 12/12/08
(Accession No. 0000898745-08-000166)
	ff.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No. 0000898745-08-
000166)
	gg.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No. 0000898745-09-
000489)
	hh.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No. 0000898745-09-
000489)
	ii.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No. 0000898745-09-
000489)
	jj.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No. 0000898745-09-
000489)
	kk.	Articles Supplementary dated 05/03/10 – Filed as Ex-99(a)(2)(gg) on 07/29/10 (Accession No. 0000898745-
10-000394)

(2)	By-laws dtd 06/14/10 – Filed as Ex-99(b)(1) on 07/29/10 (Accession No. 0000898745-10-000394)

(3)	N/A

(4)	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)

(5)	Included in Exhibits 1 and 2 hereto.

(6)	(1)	a.	Amended & Restated Management Agreement dated 03/16/2010 – Filed as Ex-99(d)(1)b on
07/29/10 (Accession No. 0000898745-10-000394)

		b.	Amended & Restated Management Agreement dated 04/01/2010 – Filed as Ex-99(d)(1)c on
07/29/10 (Accession No. 0000898745-10-000394)

	(2)	a.	Amended & Restated Sub-Adv Agreement with Dimensional Fund Advisors dtd 1/1/10 – Filed as Ex-
99.(D)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157

		b.	Amended & Restated Sub-Advisory Agreement with JP Morgan dated 1/1/2010 – Filed as Ex-
99.(D)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157

		c	Amended & Restated Sub-Advisory Agreement with LA Capital dated 1/1/10 – Filed as Ex-
99.(D)(20)d on 03/16/2010 (Accession No. 0000898745-10-000157

		d.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 12/31/2009 – Filed as Ex-
99.(D)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157

		e.	Vaughan Nelson Investment Management, LP Sub-Advisory dated January 1, 2010 – Filed as Ex-
99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

(7)	(1)	a.	Amended & Restated Distribution Agreement for A, B, C, J, R-1, R-2, R-3, R-4, R-5 and Institutional
Classes dtd 12/14/09 – Filed as Ex-99(e)(1)b on 07/29/10 (Accession No. 0000898745-10-000394)

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession No.
0000870786-03-000169)

(8)	N/A

(9)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on
04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00
(Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05
(Accession No. 0000870786-05-000263)

(10)	Rule 12b-1 Plan

	(5)	a.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex-
99(m)(5)b on 07/29/10 (Accession No. 0000898745-10-000394)

	(6)	a.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex-
99(m)(6)b on 07/29/10 (Accession No. 0000898745-10-000394)

	(7)	a.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex-
99(m)(7)b on 07/29/10 (Accession No. 0000898745-10-000394)

	(8)	a.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dtd 03/01/10 – Filed as Ex-
99(m)(8)b on 07/29/10 (Accession No. 0000898745-10-000394)

(11)	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters filed on August 13, 2010.

(12)	Forms of Opinions and Consent of Counsel on Tax Matters
	(a)	Opinion of Carolyn F. Kolks, Assistant Tax Counsel to Acquired Fund, on tax matters*
	(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund, on tax matters*

(13)	N/A

(14)	Consent of Independent Registered Public Accountants

	(a)	Consent of Ernst & Young LLP filed on August 13, 2010.

(15)	N/A

(16)	(a)	Powers of Attorney filed on August 13, 2010.

(17)	(a)	Prospectuses dated 03/01/10, as supplemented
		(1)	The Prospectus for Institutional Class shares, dated March 1, 2009, included in Post-Effective
Amendment No. 78 to the registration statement on Form N-1A (File No. 33-59474) filed on
February 26, 2010;

		(2)	The Prospectus for R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2009, included in Post-
Effective Amendment No. 79 to the registration statement on Form N-1A (File No. 33-59474) filed on
February 26, 2010;

		(3)	Supplements to the Institutional Class shares Prospectus dated and filed March 1, 2010, March 17,
2010, May 3, 2010, May 19, 2010, May 27, 2010, and June 16, 2010;

		(4)	Supplements to the R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March 1,
2010, March 17, 2010, May 3, 2010, May 19, 2010, May 27, 2010, June 16, 2010 and July 12, 2010;

	(b)	Statement of Additional Information dated March 1, 2010, included in Post-Effective Amendment No. 76 to the registration statement on Form N-1A (File No. 33-59474) filed on February 26, 2010; and supplements thereto dated and filed on March 17, 2010, May 3, 2010, May 19, 2010, May 27, 2010, June 16, 2010 and
July 12, 2010.

	(c)	(1)	Semi-Annual Report of Principal Funds, Inc. for the semi-annual period ended April 30, 2010 (filed on Form N-CSRS on July 2, 2010)

		(2)	Annual Report of Principal Funds, Inc. for the fiscal year ended October 31, 2009 (filed on Form N-
CSR on December 30, 2009)

*	Filed herein.
**	To be filed by amendment.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of
Des Moines and State of Iowa, on the 6th of January, 2011.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer and Director

Attest:

/s/ Beth C. Wilson
Beth C. Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	January 6, 2011
R. C. Eucher

/s/ L. A. Rasmussen
____________________________	Vice President,	January 6, 2011
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
____________________________	President, Chief Executive	January 6, 2011
N. M. Everett	Officer and Director
(Principal Executive Officer)

/s/ M. J. Beer
____________________________	Executive Vice President	January 6, 2011
M. J. Beer

(E. Ballantine)*
____________________________	Director	January 6, 2011
E. Ballantine

(K. Blake)*
____________________________	Director	January 6, 2011
K. Blake

(C. Damos)*
____________________________	Director	January 6, 2011
C. Damos

(R. W. Gilbert)*
____________________________	Director	January 6, 2011
R. W. Gilbert

(M. A. Grimmett)*
____________________________	Director	January 6, 2011
M. A. Grimmett

(F. S. Hirsch)*
____________________________	Director	August 13, 2010
F. S. Hirsch

(W. C. Kimball)*
____________________________	Director	January 6, 2011
W. C. Kimball

(B. A. Lukavsky)*
____________________________	Director	January 6, 2011
B. A. Lukavsky

(W. G. Papesh)*
____________________________	Director	January 6, 2011
W. G. Papesh

(D. Pavelich)*
____________________________	Director	January 6, 2011
D. Pavelich

/s/ M. J. Beer
*By	____________________________
M. J. Beer
Executive Vice President

Pursuant to Powers of Attorney filed on 08/13/2010

EXHIBIT INDEX
Exhibit No.	Description

12(a)	Opinion of Carolyn F. Kolks, Assistant Tax Counsel to Acquired Fund, on tax matters

12(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund, on tax matters